SCHEDULE OF DISAGGREGATED BY GEOGRAPHICAL MARKETS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 6,794,816	$ 120,554	$ 9,864
America and Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,274,551	120,554	9,864
Europe MiddleEast and Africa [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,501,302
Latin Americas [Member]
IfrsStatementLineItems [Line Items]
Revenue	128,840
Asia Pacifics [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,890,123